Summary of significant accounting policies	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2 - Summary of significant accounting policies

The significant accounting policies that have been applied in the preparation of the unaudited consolidated interim financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report on Form 20-F.